Subsidiary Notes Payable - Narrative - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subsidiary Notes Payable - Loans [Line Items]
Subsidiary notes payable	$ 2,345	$ 4,641
Loans
Subsidiary Notes Payable - Loans [Line Items]
Subsidiary notes payable	$ 2,097	1,945
Loans | Follica | Lighthouse Capital Partners VI, L.P
Subsidiary Notes Payable - Loans [Line Items]
Borrowings, interest rate	12.00%
Subsidiary notes payable	$ 2,000	$ 1,900